Selected Operating Expenses and Additional Information - Personnel Expenses for All Payroll Employees (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Compensation Related Costs [Abstract]
Wages and salaries	€ 1,279,550	€ 1,165,433	€ 985,883
Social security expenses	103,847	92,910	81,721
Pension and retirement expenses	85,677	79,717	71,316
Share-based payments	47,701	59,070	63,380
Personnel expenses	€ 1,516,775	€ 1,397,130	€ 1,202,300